Short-term bank loans (Details Textual)	1 Months Ended	12 Months Ended
	Mar. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Dec. 14, 2017 USD ($)	Sep. 26, 2017 USD ($)	Sep. 26, 2017 CNY (¥)	Mar. 30, 2017 CNY (¥)	Aug. 16, 2016 USD ($)	Aug. 16, 2016 CNY (¥)	Jun. 06, 2016 USD ($)	Jun. 06, 2016 CNY (¥)	May 10, 2016 USD ($)	May 10, 2016 CNY (¥)	Mar. 28, 2016 USD ($)	Mar. 28, 2016 CNY (¥)
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable		$ 5,208,893	$ 6,694,652									$ 2,879,420	¥ 20,000,000	$ 2,087,580	¥ 14,500,000	$ 287,942	¥ 2,000,000
Debt Instrument, Maturity Date	Sep. 29, 2017
Interest Paid		$ 479,358	$ 261,625	[1]	$ 411,805
Tantech Bamboo [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable										$ 1,439,710	¥ 10,000,000
Lishui Jiuanju Trading Co., Ltd. and Zhengyu Wang [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable						$ 3,930,109
Loans Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												5.66%	5.66%	5.88%	5.88%	4.35%	4.35%
Loans Payable [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										5.046%	5.046%
Short Term Debt One [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 2,213,280						$ 2,151,800	¥ 14,000,000	¥ 14.4
Debt Instrument, Interest Rate, Stated Percentage	5.66%						6.10%	6.10%	5.66%
Short Term Debt One [Member] | Bamboo [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 3,074,000								¥ 20
Debt Instrument, Interest Rate, Stated Percentage	5.66%								5.66%
Short Term Debt Two [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable							$ 3,057,093	¥ 19,890,000
Debt Instrument, Interest Rate, Stated Percentage							5.88%	5.88%

[1]	On August 16, 2016, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank to borrow $1,439,710 (RMB 10 million) for a year with fixed annual interest rate of 5.046%. The purpose of the loan is to fund working capital needs. The loan was guaranteed by Tantech Energy and three related parties, Yefang Zhang, Zhengyu Wang and Forasen Group. The loan was repaid on maturity date in 2017.